Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 14, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the three years in the period ended December 31, 2022. In determining the “compensation actually paid” to our NEOs pursuant to the applicable SEC rules, we are required to make certain adjustments to the executive compensation amounts that were previously reported within the Summary Compensation Table. Pursuant to SEC rules, “compensation actually paid” (or “CAP”) includes payments made to executives during the applicable year such as salary, bonuses, and various benefits. However, the SEC’s valuation methods for this section emphasize the changes in fair value of equity awards under applicable financial accounting standards, and as such, references to “compensation actually paid” below reflects the change in equity award values on the applicable calculation dates and does not necessarily reflect what our NEOs received year-to-year.
Year	Summary Compensation Table Total for John K. Keppler(1)	Compensation Actually Paid to John K. Keppler(1)(4)	Summary Compensation Table Total for Thomas Meth(1)	Compensation Actually Paid to Thomas Meth(1)(4)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(4)	Value of Initial Fixed $100 Investment Based On:
							TSR(2)	Peer Group TSR(2)	Net Income	Adjusted EBITDA(3)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,330,359	(1,409,891)	1,847,803	(221,954)	1,536,860	(694,090)	79	93	(168,307)	155
2021	6,205,730	26,610,304			1,881,145	7,437,571	130	113	(122,069)	117
2020	2,759,526	4,939,207			1,091,942	3,236,522	171	124	(86,290)	82

(1)
The principal executive officers (“PEO”) and the non-PEO NEOs for each year are as follows:

Year	PEO #1	PEO #2	Non-PEO NEOs
2022	John K. Keppler (January 1, 2022 – November 14, 2022)	Thomas Meth (November 14, 2022 – December 31, 2022)	Shai S. Even William H. Schmidt, Jr. E. Royal Smith
2021 & 2020	John K. Keppler		Shai S. Even Thomas Meth William H. Schmidt, Jr. E. Royal Smith

(2)
For each year, the total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K. For purposes of this disclosure, our peer group is the Dow Jones Industrial Average.

(3)
Adjusted EBITDA represents a non-GAAP financial measure. We define Adjusted EBITDA as net income (loss) excluding depreciation and amortization, interest expense, income tax expense (benefit), early retirement of debt obligation, non-cash equity-based compensation and other expense, loss on disposal of assets and impairment of assets, changes in unrealized derivative instruments related to hedged items, acquisition and integration costs and other, effects of COVID-19 and the wear in Ukraine, Support Payments, and Executive separation. Adjusted EBITDA is a supplemental measure used by our management and other users of our financial statements, such as investors, commercial banks, and research analysts, to assess the financial performance of our assets without regard to financing methods or capital structure.

(4)
CAP Adjustments

The two tables below reflect the adjustments that were made to each applicable NEO’s compensation previously reported in the Summary Compensation Table in order to arrive at the revised CAP values in accordance with SEC rules:
	2022 John K. Keppler	2022 Thomas Meth	2021 John K. Keppler	2020 John K. Keppler
PEO SUMMARY COMPENSATION TABLE TOTALS	$4,330,359	$1,847,803	$6,205,730	$2,759,526
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,399,976)	(1,249,984)	(3,400,044)	(1,631,253)
Fair value at year end of equity awards granted during the year	2,522,737	927,470	6,204,339	2,759,526
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(7,872,176)	(2,744,266)	16,269,144	375,830
Change in fair value of equity awards granted in prior years that vested during the year	1,896,301	660,224	333,015	32,090
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	1,112,864	336,800	998,120	643,489
Total Equity Award Related Adjustments	(5,740,250)	(2,069,757)	20,404,574	2,179,681
COMPENSATION ACTUALLY PAID TOTALS	$(1,409,891)	$(221,954)	$26,610,304	$4,939,207
	2022	2021	2020
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$1,536,860	$1,881,145	$1,091,942
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(1,065,675)	(965,617)	(591,649)
Fair value at year end of equity awards granted during the year	790,717	1,762,039	2,192,469
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(3,099,071)	4,274,095	303,948
Change in fair value of equity awards granted in prior years that vested during the year	746,217	138,041	10,435
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	396,862	347,868	229,378
Total Equity Award Related Adjustments	(2,230,950)	5,556,426	2,144,581
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$(694,090)	$7,437,571	$3,236,522

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The principal executive officers (“PEO”) and the non-PEO NEOs for each year are as follows:

Year	PEO #1	PEO #2	Non-PEO NEOs
2022	John K. Keppler (January 1, 2022 – November 14, 2022)	Thomas Meth (November 14, 2022 – December 31, 2022)	Shai S. Even William H. Schmidt, Jr. E. Royal Smith
2021 & 2020	John K. Keppler		Shai S. Even Thomas Meth William H. Schmidt, Jr. E. Royal Smith

Peer Group Issuers, Footnote [Text Block]
(2)
For each year, the total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K. For purposes of this disclosure, our peer group is the Dow Jones Industrial Average.

Adjustment To PEO Compensation, Footnote [Text Block]
(4)
CAP Adjustments

The two tables below reflect the adjustments that were made to each applicable NEO’s compensation previously reported in the Summary Compensation Table in order to arrive at the revised CAP values in accordance with SEC rules:
	2022 John K. Keppler	2022 Thomas Meth	2021 John K. Keppler	2020 John K. Keppler
PEO SUMMARY COMPENSATION TABLE TOTALS	$4,330,359	$1,847,803	$6,205,730	$2,759,526
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,399,976)	(1,249,984)	(3,400,044)	(1,631,253)
Fair value at year end of equity awards granted during the year	2,522,737	927,470	6,204,339	2,759,526
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(7,872,176)	(2,744,266)	16,269,144	375,830
Change in fair value of equity awards granted in prior years that vested during the year	1,896,301	660,224	333,015	32,090
Equity awards granted in prior years that were forfeited during the year	—	—	—	—
Dividends or other earnings paid on equity awards during the year	1,112,864	336,800	998,120	643,489
Total Equity Award Related Adjustments	(5,740,250)	(2,069,757)	20,404,574	2,179,681
COMPENSATION ACTUALLY PAID TOTALS	$(1,409,891)	$(221,954)	$26,610,304	$4,939,207

Non-PEO NEO Average Total Compensation Amount			$ 1,536,860	$ 1,881,145	$ 1,091,942
Non-PEO NEO Average Compensation Actually Paid Amount			$ (694,090)	7,437,571	3,236,522
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
CAP Adjustments

The two tables below reflect the adjustments that were made to each applicable NEO’s compensation previously reported in the Summary Compensation Table in order to arrive at the revised CAP values in accordance with SEC rules:
	2022	2021	2020
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$1,536,860	$1,881,145	$1,091,942
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(1,065,675)	(965,617)	(591,649)
Fair value at year end of equity awards granted during the year	790,717	1,762,039	2,192,469
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(3,099,071)	4,274,095	303,948
Change in fair value of equity awards granted in prior years that vested during the year	746,217	138,041	10,435
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	396,862	347,868	229,378
Total Equity Award Related Adjustments	(2,230,950)	5,556,426	2,144,581
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$(694,090)	$7,437,571	$3,236,522

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Disclosure of Most Important Performance Measures for Fiscal Year 2022
Most Important Performance Measures
Adjusted EBITDA
Relative TSR
Distributable Cash Flow “DCF”
Total Recordable Incident Rate “TRIR”
Track and Trace® Compliance
Backlog Growth, year-over-year

Total Shareholder Return Amount			$ 79	130	171
Peer Group Total Shareholder Return Amount			93	113	124
Net Income (Loss)			$ (168,307)	$ (122,069)	$ (86,290)
Company Selected Measure Amount			155	117	82
PEO Name	Thomas Meth	John K. Keppler		John K. Keppler	John K. Keppler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(3)
Adjusted EBITDA represents a non-GAAP financial measure. We define Adjusted EBITDA as net income (loss) excluding depreciation and amortization, interest expense, income tax expense (benefit), early retirement of debt obligation, non-cash equity-based compensation and other expense, loss on disposal of assets and impairment of assets, changes in unrealized derivative instruments related to hedged items, acquisition and integration costs and other, effects of COVID-19 and the wear in Ukraine, Support Payments, and Executive separation. Adjusted EBITDA is a supplemental measure used by our management and other users of our financial statements, such as investors, commercial banks, and research analysts, to assess the financial performance of our assets without regard to financing methods or capital structure.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Distributable Cash Flow “DCF”
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Total Recordable Incident Rate “TRIR”
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Track and Trace® Compliance
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			Backlog Growth, year-over-year
John K. Keppler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 4,330,359	$ 6,205,730	$ 2,759,526
PEO Actually Paid Compensation Amount			(1,409,891)	26,610,304	4,939,207
John K. Keppler [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,399,976)	(3,400,044)	(1,631,253)
John K. Keppler [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(5,740,250)	20,404,574	2,179,681
John K. Keppler [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,522,737	6,204,339	2,759,526
John K. Keppler [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(7,872,176)	16,269,144	375,830
John K. Keppler [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,896,301	333,015	32,090
John K. Keppler [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,112,864	998,120	643,489
Thomas Meth [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,847,803
PEO Actually Paid Compensation Amount			(221,954)
Thomas Meth [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,249,984)
Thomas Meth [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,069,757)
Thomas Meth [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			927,470
Thomas Meth [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,744,266)
Thomas Meth [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			660,224
Thomas Meth [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			336,800
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,065,675)	(965,617)	(591,649)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,230,950)	5,556,426	2,144,581
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			790,717	1,762,039	2,192,469
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,099,071)	4,274,095	303,948
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			746,217	138,041	10,435
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 396,862	$ 347,868	$ 229,378